Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Common stock, par value		$ 0.001
Common stock, shares authorized		1,000,000,000
Accounts Receivable, Allowance for Credit Loss, Current	$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Outstanding		0
Common Stock, Shares, Outstanding	514,005,770	20,240,882
Series A Convertible Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		9,000,000
Preferred Stock, Shares Outstanding		0
Bitech Mining Corporation [Member]
Common stock, par value		$ 0.001
Common stock, shares authorized		100,000,000
Common stock, shares issued		93,407,250